INCOME TAXES - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense	€ (471)	€ (787)	€ (515)
Deferred income tax (expense) benefit	(45)	108	157
Total	(516)	(679)	(358)
France
Current income tax expense	(158)	(237)	(163)
Deferred income tax (expense) benefit	8	(1)	2
Other countries
Current income tax expense	(312)	(550)	(351)
Deferred income tax (expense) benefit	€ (53)	€ 109	€ 155